Transactions and balances with related parties - balances (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Outstanding balances with related parties
Borrowings	€ 2,966	€ 3,056
MTN
Disclosure of transactions between related parties [line items]
Expenses	220	478	€ 487
Prepayments by related party for employee purchases	€ 961	€ 890